SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Security Grade	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 523,520	$ 615,709
Unrealized gains	3,197	2,548
Unrealized losses	3,792	7,641
Fair value	522,925	610,616
OTTI recognized in accumulated other comprehensive loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	153,090	286,522
Less Than Twelve Months, Unrealized Losses	1,400	5,739
Twelve Months or More, Fair Value	108,033	68,405
Twelve Months or More, Unrealized Losses	2,392	1,902
Total, Fair value	261,123	354,927
Total, Unrealized Losses	3,792	7,641
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,594	1,594	$ 1,844
Additions to credit losses on securities for which no previous OTTI was recognized	0	0	0
Increases to credit losses on securities for which OTTI was previously recognized	0	0	0
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	0	0	(250)
Balance at end of period	1,594	1,594	1,594
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	31,572
Maturing after one year but within five years	93,867
Maturing after five years but within ten years	73,967
Maturing after ten years	53,613
Available-for-sale securities, debt maturities, amortized cost basis	253,019
U.S. agency residential mortgage-backed	137,785
U.S. agency commercial mortgage-backed	9,894
Private label mortgage-backed	29,011
Other asset backed	93,811
Total	523,520
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	31,589
Maturing after one year but within five years	93,687
Maturing after five years but within ten years	74,150
Maturing after ten years	52,814
Total available-for-sale securities fair value	252,240
U.S. agency residential mortgage backed	137,918
U.S. agency commercial mortgage-backed	9,760
Private label mortgage-backed	29,109
Other asset backed	93,898
Total	522,925
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	17,308	64,103	12,037
Realized gains	218	354	75
Losses	3	53	0
Trading Securities, Realized Gain (Loss)	50	260	(60)
Securities Disclosures [Abstract]
Pledged securities with book value	$ 900	$ 2,400
Shareholder equity threshold not exceeded by revenue or taxing authority amount	10.00%	10.00%
Cumulative Retrospective Adjustments [Member] | ASU 2017-08 [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Adjustment in amortized cost of available for sale securities		$ (460)
U.S. Treasury [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 898
Unrealized gains	0
Unrealized losses	0
Fair value	898
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	25,667	28,909
Unrealized gains	82	159
Unrealized losses	67	80
Fair value	25,682	28,988
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	5,466	4,179
Less Than Twelve Months, Unrealized Losses	26	41
Twelve Months or More, Fair Value	5,735	8,217
Twelve Months or More, Unrealized Losses	41	39
Total, Fair value	11,201	12,396
Total, Unrealized Losses	$ 67	80
Number of securities with market fair value less than amortized cost | Security	34
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 137,785	156,053
Unrealized gains	1,116	1,173
Unrealized losses	983	937
Fair value	137,918	156,289
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	22,198	62,524
Less Than Twelve Months, Unrealized Losses	229	732
Twelve Months or More, Fair Value	40,698	20,857
Twelve Months or More, Unrealized Losses	754	205
Total, Fair value	62,896	83,381
Total, Unrealized Losses	$ 983	937
Number of securities with market fair value less than amortized cost | Security	128
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 9,894	12,799
Unrealized gains	36	28
Unrealized losses	170	195
Fair value	9,760	12,632
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	2,181	6,079
Less Than Twelve Months, Unrealized Losses	34	194
Twelve Months or More, Fair Value	3,994	143
Twelve Months or More, Unrealized Losses	136	1
Total, Fair value	6,175	6,222
Total, Unrealized Losses	$ 170	195
Number of securities with market fair value less than amortized cost | Security	12
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 29,011	35,035
Unrealized gains	428	216
Unrealized losses	330	524
Fair value	29,109	34,727
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	11,390	20,545
Less Than Twelve Months, Unrealized Losses	92	281
Twelve Months or More, Fair Value	4,396	1,413
Twelve Months or More, Unrealized Losses	238	243
Total, Fair value	15,786	21,958
Total, Unrealized Losses	$ 330	524
Number of securities with market fair value less than amortized cost | Security	20
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 2,060
Amortized cost	1,691
Non-credit unrealized loss	0
Unrealized gain	369
Cumulative credit related OTTI	$ 1,594
Number of private label mortgage backed securities complete recovery of cost basis | Security	6
Number of private label mortgage backed securities currently with OTTI unrealized gains | Security	3
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 1,033
Amortized cost	891
Non-credit unrealized loss	0
Unrealized gain	142
Cumulative credit related OTTI	757
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	966
Amortized cost	800
Non-credit unrealized loss	0
Unrealized gain	166
Cumulative credit related OTTI	457
Senior Support Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	61
Amortized cost	0
Non-credit unrealized loss	0
Unrealized gain	61
Cumulative credit related OTTI	380
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	93,811	146,829
Unrealized gains	202	271
Unrealized losses	115	391
Fair value	93,898	146,709
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	20,352	52,958
Less Than Twelve Months, Unrealized Losses	40	172
Twelve Months or More, Fair Value	16,648	17,763
Twelve Months or More, Unrealized Losses	75	219
Total, Fair value	37,000	70,721
Total, Unrealized Losses	$ 115	391
Number of securities with market fair value less than amortized cost | Security	68
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 174,073	175,180
Unrealized gains	755	478
Unrealized losses	1,883	4,759
Fair value	172,945	170,899
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	76,574	113,078
Less Than Twelve Months, Unrealized Losses	936	4,014
Twelve Months or More, Fair Value	28,246	14,623
Twelve Months or More, Unrealized Losses	947	745
Total, Fair value	104,820	127,701
Total, Unrealized Losses	$ 1,883	4,759
Number of securities with market fair value less than amortized cost | Security	334
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 47,365	56,356
Unrealized gains	578	223
Unrealized losses	90	399
Fair value	47,853	56,180
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	14,440	25,546
Less Than Twelve Months, Unrealized Losses	33	292
Twelve Months or More, Fair Value	3,943	2,810
Twelve Months or More, Unrealized Losses	57	107
Total, Fair value	18,383	28,356
Total, Unrealized Losses	$ 90	399
Number of securities with market fair value less than amortized cost | Security	18
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 2,929	2,922
Unrealized gains	0	0
Unrealized losses	127	343
Fair value	2,802	2,579
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0	0
Less Than Twelve Months, Unrealized Losses	0	0
Twelve Months or More, Fair Value	2,802	2,579
Twelve Months or More, Unrealized Losses	127	343
Total, Fair value	2,802	2,579
Total, Unrealized Losses	$ 127	343
Number of securities with market fair value less than amortized cost | Security	3
Number of issues rated as investment grade | Grade	2
Number of major credit rating agencies rating securities with fair value less than amortized cost | Grade	2
Number of securities not rated | Security	1
Non-rated securities, amortized cost	$ 1,000
Fair value of non-rated trust preferred securities	900
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	1,882	1,800
Net Unrealized Loss	(69)	(123)
Unrated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	920	779
Net Unrealized Loss	(58)	(220)
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	2,087	1,626
Unrealized gains	0	0
Unrealized losses	27	13
Fair value	2,060	1,613
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	489	1,613
Less Than Twelve Months, Unrealized Losses	10	13
Twelve Months or More, Fair Value	1,571	0
Twelve Months or More, Unrealized Losses	17	0
Total, Fair value	2,060	1,613
Total, Unrealized Losses	$ 27	13
Number of securities with market fair value less than amortized cost | Security	2
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
OTTI changes recorded in earnings	$ 0	$ 0	$ 0